UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08394

Templeton Dragon Fund, Inc.

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end:   12/31

Date of reporting period:   9/30/18

Item 1. Schedule of Investments.

TEMPLETON DRAGON FUND, INC.

Consolidated Statement of Investments, September 30, 2018 (unaudited)
	Country	Shares	Value
Common Stocks 99.4%
Auto Components 0.4%
[a] Fuyao Glass Industry Group Co. Ltd., A	China	447,456	$1,657,884
Weifu High-Technology Co. Ltd., B	China	566,721	1,117,002
[b] Xinchen China Power Holdings Ltd	China	1,900,000	167,464
			2,942,350
Automobiles 2.6%
Chongqing Changan Automobile Co. Ltd., B	China	5,577,019	4,502,336
Dongfeng Motor Group Co. Ltd., H	China	9,714,000	10,001,193
Jiangling Motors Corp. Ltd., B	China	4,836,708	5,103,270
			19,606,799
Banks 8.9%
China Construction Bank Corp., H.	China	28,282,272	24,710,929
[a] China Merchants Bank Co. Ltd., A.	China	3,906,846	17,455,775
[a] Industrial and Commercial Bank of China Ltd., A	China	8,958,218	7,525,120
Industrial and Commercial Bank of China Ltd., H	China	20,157,155	14,728,005
Standard Chartered PLC	United Kingdom	301,905	2,506,700
			66,926,529
Beverages 2.1%
[a] Kweichow Moutai Co. Ltd., A	China	80,819	8,589,192
[a] Wuliangye Yibin Co., Ltd. A	China	717,600	7,098,847
			15,688,039
Capital Markets 0.8%
China Everbright Ltd	China	1,220,000	2,184,875
[a] GF Securities Co. Ltd., A	China	2,022,735	4,078,540
			6,263,415
Communications Equipment 0.2%
[a] Hytera Communications Corp. Ltd., A	China	460,000	539,770
[a] Shenzhen Sunway Communication Co. Ltd., A	China	204,000	791,486
			1,331,256
Construction Materials 0.1%
Asia Cement China Holdings Corp	China	754,829	773,289
Electric Utilities 0.8%
CK Infrastructure Holdings Ltd	Hong Kong	750,600	5,944,549
Electrical Equipment 1.4%
[a] Guoxuan High-Tech Co. Ltd., A	China	205,900	410,370
[a] Luxshare Precision Industry Co. Ltd., A	China	4,702,400	10,556,499
			10,966,869
Electronic Equipment, Instruments & Components 2.4%
[a] AVIC Jonhon Optronic Technology Co. Ltd., A	China	1,237,377	7,926,303
Flytech Technology Co. Ltd	Taiwan	405,000	999,508
[a] Hangzhou Hikvision Digital Technology Co. Ltd., A	China	1,422,300	5,951,055
[a] Leyard Optoelectronic Co. Ltd., A	China	3,288,800	3,590,994
			18,467,860
Entertainment 1.7%
[a] Ciwen Media Co. Ltd., A.	China	277,620	500,770
Poly Culture Group Corp. Ltd., H	China	1,083,500	1,367,428
[a] Wuhu Shunrong Sanqi Interactive Entertainment NetworkTechnology Co. Ltd., A	China	368,300	577,475
[a] Zhejiang Huace Film & TV Co. Ltd., A	China	7,305,953	10,189,629
			12,635,302

Quarterly Consolidated Statement of Investments | See Notes to Consolidated Statements of Investments. | 1

TEMPLETON DRAGON FUND, INC.

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

	Country	Shares	Value
Common Stocks (continued)
Food & Staples Retailing 3.0%
Beijing Jingkelong Co. Ltd., H	China	4,005,929	$828,966
Dairy Farm International Holdings Ltd	Hong Kong	2,401,478	21,613,302
			22,442,268
Food Products 4.5%
[a] Henan Shuanghui Investment & Development Co. Ltd., A	China	1,437,446	5,472,417
Uni-President China Holdings Ltd	China	24,224,700	25,838,278
Uni-President Enterprises Corp	Taiwan	1,181,831	3,091,199
			34,401,894
Health Care Equipment & Supplies 0.8%
Ginko International Co. Ltd	Taiwan	924,000	6,079,945
Health Care Providers & Services 1.9%
[a] China National Accord Medicines Corp. Ltd., A	China	671,601	4,464,401
[a] Huadong Medicine Co. Ltd., A	China	918,902	5,616,006
Sinopharm Group Co. Ltd., H	China	882,000	4,315,052
			14,395,459
Hotels, Restaurants & Leisure 0.3%
[a] Huangshan Tourism Development Co. Ltd., A	China	1,511,646	2,306,361
Household Durables 1.4%
[a,b] Gree Electric Appliances Inc. of Zhuhai, A	China	343,576	2,010,781
[a,c] Midea Group Co. Ltd., A	China	1,250,716	7,378,908
[a] Qingdao Haier Co. Ltd., A	China	399,400	960,581
			10,350,270
Independent Power & Renewable Electricity Producers 0.2%
[a] China Yangtze Power Co. Ltd., A.	China	747,164	1,781,746
Industrial Conglomerates 1.4%
CK Hutchison Holdings Ltd	Hong Kong	366,000	4,217,026
Hopewell Holdings Ltd	Hong Kong	1,838,600	6,047,602
			10,264,628
Insurance 6.7%
AIA Group Ltd	Hong Kong	3,192,980	28,509,660
China Life Insurance Co. Ltd., H	China	3,202,000	7,272,300
[a] Ping An Insurance (Group) Co. of China Ltd., A	China	1,456,950	14,529,517
			50,311,477
Interactive Media & Services 10.7%
[b] Baidu Inc., ADR	China	46,500	10,633,620
Tencent Holdings Ltd	China	1,700,700	70,213,033
			80,846,653
Internet & Direct Marketing Retail 8.0%
[b] Alibaba Group Holding Ltd., ADR	China	335,010	55,196,248
[b] Ctrip.com International Ltd., ADR	China	135,500	5,036,535
			60,232,783
IT Services 1.8%
TravelSky Technology Ltd., H	China	5,252,059	13,652,515
Machinery 1.2%
[a] Shenzhen Inovance Technology Co. Ltd., A	China	1,113,700	4,491,216
[a] Zhengzhou Yutong Bus Co. Ltd., A	China	2,142,802	4,576,444
			9,067,660

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TEMPLETON DRAGON FUND, INC.

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

	Country	Shares	Value
Common Stocks (continued)
Marine 0.8%
COSCO Shipping Energy Transportation Co. Ltd., H	China	9,492,000	$4,716,567
Sinotrans Shipping Ltd	China	3,645,600	1,201,455
[b] Yang Ming Marine Transport Corp	Taiwan	813,328	233,020
			6,151,042
Oil, Gas & Consumable Fuels 8.4%
China Petroleum & Chemical Corp., H	China	40,535,000	40,594,287
CNOOC Ltd	China	4,418,800	8,748,925
PetroChina Co. Ltd., H	China	17,219,500	13,945,319
			63,288,531
Paper & Forest Products 2.0%
Nine Dragons Paper Holdings Ltd	China	13,909,301	15,031,224
Pharmaceuticals 4.2%
[a] Jiangsu Hengrui Medicine Co. Ltd., A	China	1,742,286	16,106,795
[a,b] Kangmei Pharmaceutical Co. Ltd., A	China	3,654,483	11,640,972
Tong Ren Tang Technologies Co. Ltd., H	China	1,636,300	2,395,335
[a] Yifan Xinfu Pharmaceutical Co. Ltd., A.	China	1,070,200	1,836,939
			31,980,041
Real Estate Management & Development 1.1%
[a] China Merchants Shekou Industrial Zone Holdings Co.Ltd., A.	China	600,000	1,632,588
China Overseas Land & Investment Ltd	China	1,362,000	4,262,475
CK Asset Holdings Ltd	Hong Kong	284,000	2,131,301
			8,026,364
Semiconductors & Semiconductor Equipment 11.5%
[a] Sanan Optoelectronics Co. Ltd., A.	China	454,800	1,083,228
Taiwan Semiconductor Manufacturing Co. Ltd	Taiwan	9,931,136	85,554,238
			86,637,466
Software 0.4%
[a] Beijing Thunisoft Corp. Ltd., A	China	1,522,000	2,962,525
Technology Hardware, Storage & Peripherals 0.2%
[a] BOE Technology Group Co. Ltd., A	China	4,227,300	1,938,606
Textiles, Apparel & Luxury Goods 4.2%
Anta Sports Products Ltd	China	6,665,000	31,968,979
Transportation Infrastructure 1.1%
COSCO Shipping Ports Ltd	China	7,426,174	8,167,459
Wireless Telecommunication Services 2.2%
China Mobile Ltd	China	1,682,500	16,580,960
Total Common Stocks (Cost $420,748,631)			750,413,113

Short Term Investments (Cost $2,909,449) 0.4%

Money Market Funds 0.4%
[d,e] Institutional Fiduciary Trust Money Market Portfolio, 1.69%	United States	2,909,449	2,909,449
Total Investments (Cost $423,658,080) 99.8%			753,322,562
Other Assets, less Liabilities 0.2%			1,131,845
Net Assets 100.0%			$754,454,407

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TEMPLETON DRAGON FUND, INC.
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

See Abbreviations on page 8.

aThe security is owned by Templeton China Opportunities Fund, Ltd., a wholly-owned subsidiary of the Fund. See Note 5.
bNon-income producing.
cFair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
dSee Note 4 regarding investments in affiliated management investment companies.
eThe rate shown is the annualized seven-day effective yield at period end.

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TEMPLETON DRAGON FUND, INC.

Notes to Consolidated Statement of Investments (unaudited)

1. ORGANIZATION

Templeton Dragon Fund, Inc. (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as a closed-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Directors (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded

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TEMPLETON DRAGON FUND, INC.

NOTES TO CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

2. FINANCIAL INSTRUMENT VALUATION (continued)

funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

Investing in China A-shares may include certain risks and considerations not typically associated with investing in U.S. securities. In general, A-shares are issued by companies incorporated in the People’s Republic of China (PRC) and listed on the Shanghai and Shenzhen Stock Exchanges and available for investment by domestic (Chinese) investors and holders of a Qualified Foreign Institutional Investor (QFII) license and, in the case of certain eligible A-shares, through the Shanghai and Shenzhen Stock Connect programs. The Shanghai and Shenzhen Stock Exchanges are, however, substantially smaller, less liquid and more volatile than the major securities markets in the United States.

4. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended September 30, 2018, the Fund held investments in affiliated management investment companies as follows:

	Number of			Number of				Net Change in
	Shares Held			Shares	Value		Realized	Unrealized
	at Beginning	Gross	Gross	Held at End	at End	Dividend	Gain	Appreciation
	of Period	Additions	Reductions	of Period	of Period	Income	(Loss)	(Depreciation)

Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio, 1.69%	1,822,947	83,720,087	(82,633,585)	2,909,449	$2,909,449	$136,404	$ —	$ —

5. INVESTMENTS IN TEMPLETON CHINA OPPORTUNITIES FUND, LTD. (China Fund)

The Fund invests in certain China A-shares through its investment in the China Fund. The China Fund is a Cayman Islands exempted company, and is a wholly-owned subsidiary of the Templeton Dragon Fund, and is able to invest directly in China A-shares consistent with the investment objective of the Templeton Dragon Fund. At September 30, 2018, the China Fund’s investments as well as any other assets and liabilities of the China Fund are reflected in the Fund’s Consolidated Statement of Investments. At September 30, 2018, the net assets of the China Fund were $179,075,211, representing 23.7% of the Fund’s consolidated net assets.

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TEMPLETON DRAGON FUND, INC.

NOTES TO CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

The China Fund gains access to the A-shares market through Templeton Investment Counsel, LLC (TIC), which serves as the registered QFII for the China Fund. Investment decisions related to the China Fund A-shares are specific to the Fund and it bears the resultant economic and tax consequences of its holdings and transactions in A-shares. The China Fund is subject to certain restrictions and administrative processes relating to its ability to repatriate cash balances, investment proceeds, and earnings associated with its A-shares and may incur substantial delays in gaining access to its assets or a loss of value in the event of noncompliance with applicable Chinese rules or requirements.

6. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement

A summary of inputs used as of September 30, 2018, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:[a]
Equity Investments:
Household Durables	$2,971,362	$—	$7,378,908	$10,350,270
All Other Equity Investments.	740,062,843	—	—	740,062,843
Short Term Investments	2,909,449	—	—	2,909,449
Total Investments in Securities	$745,943,654	$—	$7,378,908	$753,322,562

aFor detailed categories, see the accompanying Consolidated Statement of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.

7. NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurements. The amendments in the ASU modify the disclosure requirements on fair value measurements in Topic 820. The ASU is effective for interim and annual reporting periods beginning after December 15, 2019. Management is currently evaluating the impact, if any, of applying this provision.

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TEMPLETON DRAGON FUND, INC.
NOTES TO CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

8. SUBSEQUENT EVENTS
The Fund has evaluated subsequent events through the issuance of the Consolidated Statement of Investments and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
ADR American Depositary Receipt

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

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Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures were not effective related to internal control over financial reporting specific to the monitoring of market events following the close of trading in foreign stock markets that assist in determining the reliability of the values of the foreign securities held by the Fund and which may require the use of fair valuation factors to account for changes in the values of those securities subsequent to the local close of the foreign market but prior to the net asset calculation of the Fund. As a result, a material weakness exists at period end for the Templeton Dragon Fund, Inc. There are no misstatements to current and previously issued financial statements. However, this material weakness could result in misstatements of security values and unrealized gains or losses and associated disclosures that would result in a material misstatement of the interim or annual consolidated financial statements that would not be prevented or detected.

After September 30, 2018 and prior to the issuance of the Registrant’s financial statements, the Registrant’s controls were enhanced through the implementation of a daily secondary review of market events following the close of trading on foreign stock markets to ensure the appropriate application of market level fair value.

(b)  Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the internal control over financial reporting.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Dragon Fund, Inc.

By /s/MATTHEW T. HINKLE

   Matthew T. Hinkle

    Chief Executive Officer –

    Finance and Administration

Date November 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/MATTHEW T. HINKLE

   Matthew T. Hinkle

    Chief Executive Officer –

    Finance and Administration

Date November 27, 2018

By /s/ROBERT G. KUBILIS_______

   Robert G. Kubilis

    Chief Financial Officer and

 Chief Accounting Officer

Date November 27, 2018